Stock Options (Price In US Dollars) (Details)	12 Months Ended
Dec. 31, 2012
PriceIn Us Dollars 0.15 [Member]
Outstanding	33
Exercisable	33
Remaining life (years)	6 years 7 months 13 days
Price In Us Dollars 0.18 [Member]
Outstanding	61
Exercisable	61
Remaining life (years)	6 years 4 months 17 days
Price In Us Dollars 0.20 [Member]
Outstanding	254
Exercisable	254
Remaining life (years)	6 years 3 months
Price In Us Dollars 0.35 [Member]
Outstanding	689
Exercisable	689
Remaining life (years)	6 years 10 months 21 days
Price In Us Dollars 0.50 [Member]
Outstanding	94
Exercisable	94
Remaining life (years)	6 years 1 month 6 days
Price In Us Dollars 0.56 [Member]
Outstanding	100
Exercisable	100
Remaining life (years)	6 years 11 months 19 days
Price In Us Dollars 0.63 [Member]
Outstanding	45
Exercisable	45
Remaining life (years)	5 years 7 months 21 days
Price In Us Dollars 1.80 [Member]
Outstanding	4
Exercisable	4
Remaining life (years)	2 years 8 months 16 days
Price In Us Dollars 5.04 [Member]
Outstanding	7
Exercisable	7
Remaining life (years)	1 year 11 months 1 day
Price In Us Dollars 5.22 [Member]
Outstanding	2
Exercisable	2
Remaining life (years)	2 years 4 months 28 days
Price In Us Dollars 7.20 [Member]
Outstanding	2
Exercisable	2
Remaining life (years)	1 year 8 months 12 days
Price In Us Dollars 10.26 [Member]
Outstanding	23
Exercisable	23
Remaining life (years)	1 year 4 months 13 days
Price In Us Dollars 11.34 [Member]
Outstanding	13
Exercisable	13
Remaining life (years)	1 year 3 months 29 days
Currency United States Dollar [Member]
Outstanding	1,327
Exercisable	1,327
Remaining life (years)	6 years 5 months 8 days